Nature of Operations and Basis of Presentation (Details Narrative) - USD ($)	Mar. 31, 2020	Nov. 08, 2019	Oct. 16, 2018	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling interest				$ 2,919,000	$ 3,111,000	$ 3,315,000
Subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling interest				$ 2,919,000	$ 3,111,000
Global Bio Medical Pte Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period shares	125,064,621		9,000
Sweet Sense [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Minority interest ownership percentage		50.00%		50.00%	50.00%
Consideration given for purchase		$ 91,000
Ownership percentage		81.80%